Fair Value Measurements on a Recurring Basis (Tables)	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of fair value on a recurring basis
	September 30, 2021
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Total
Assets:
Assets held in Trust Account – U.S. Treasury Securities	$300,015,536	$—	$—	$300,015,536
Liabilities:
Warrant liability	$—	$6,140,000	$—	$6,140,000
FPS liability	—	—	2,645,660	2,645,660
Total Liabilities	$—	$6,140,000	$2,645,660	$8,785,660

Schedule of fair value measurement of the warrants
February 23, 2021 (initial measurement)
Risk-free interest rate	0.76%
Expected term (years)	5
Expected volatility	17.5%
Exercise price	$11.50
Stock price	$10.00
Dividend yield	0.0%

Schedule of changes in the fair value of warrant liability
	Private Placement	Public	Warrant Liability
Fair value as of February 23, 2021	$217,437	$9,318,750	$9,536,187
Change in valuation inputs or other assumptions(1)	4,533	194,250	198,783
Fair value as of March 31, 2021	221,970	9,513,000	9,734,970
Change in valuation inputs or other assumptions(1)	(55,720)	(2,388,000)	(2,443,720)
Fair value as of June 30, 2021	166,250	7,125,000	7,291,250
Change in valuation inputs or other assumptions(1)	(26,250)	(1,125,000)	(1,151,250)
Fair value as of September 30, 2021(2)	$140,000	$6,000,000	$6,140,000
FPS Liability
Fair value as of February 23, 2021	$3,859,558
Change in valuation inputs or other assumptions(1)	(1,070,164)
Fair value as of March 31, 2021	$2,789,394
Change in valuation inputs or other assumptions(1)	234,372
Fair value as of June 30, 2021	$3,023,766
Change in valuation inputs or other assumptions(1)	(378,106)
Fair value as of September 30, 2021	$2,645,660